UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	04/30/2014

FORM N-CSR

Item 1.                         Reports to Stockholders.

CitizensSelect Funds

C ITIZENS S ELECT P RIME
M ONEY M ARKET F UND

ANNUAL REPORT	April 30, 2014

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	UnderstandingYour Fund’s Expenses
6	ComparingYour Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
17	Notes to Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Important Tax Information
26	Proxy Results
27	Information About the Renewal of the Fund’s Management Agreement
32	Board Members Information
35	Officers of the Fund
FOR MORE INFORMATION
Back Cover

CitizensSelect
Prime Money Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for CitizensSelect Prime Money Market Fund, covering the 12-month period from May 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although yields of 10-year U.S.Treasury securities ended 2013 above 3% for the first time in several years as investors anticipated a reduction in the Federal Reserve Board’s (the “Fed”) quantitative easing program, yields subsequently declined due to volatility in overseas markets and renewed economic concerns stemming from harsh winter weather.As a result,Treasury yields ended the reporting period only moderately higher than where they began. However, as they have been for the past several years, short-term interest rates and yields of money market instruments remained anchored near historical lows by an unchanged overnight federal funds rate.

The Fed’s new chairperson has reiterated that short-term rates are likely to remain near current levels for some time to come. In this environment, we believe that the domestic economy will continue to strengthen, which could push long-term interest rates higher. We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2013, through April 30, 2014, as provided by James O’Connor, Portfolio Manager

Dear Shareholder:

This annual report for CitizensSelect Prime Money Market Fund covers the period ended April 30, 2014. During the reporting period, the fund’s Class A shares produced a yield of 0.00%, Class B shares produced a yield of 0.00%, Class C shares produced a yield of 0.00%, and Class D shares produced a yield of 0.00%.Taking into account the effects of compounding, the fund’s Class A, Class B, Class C, and Class D shares produced effective yields of 0.00%, 0.00%, 0.00%, and 0.00%, respectively.1,2

Despite volatility among long-term interest rates in a recovering U.S. economy, money market yields remained anchored near historical lows by an unchanged overnight federal funds rate between 0% and 0.25%.

U.S. Economic Recovery Gained Traction

The U.S. economic recovery gained momentum during the spring of 2013 as housing markets rebounded and the unemployment rate fell to 7.5%, a multi-year low. In May, the Federal Reserve Board (the “Fed”) reacted to stronger economic data by signaling that it would begin to curtail its quantitative easing program sooner than expected. Despite subsequent releases of data showing reduced manufacturing activity and an increase in the unemployment rate to 7.6%, investors responded to the policy shift by driving long-term interest rates higher. Their reaction appeared to be justified in June amid robust increases in home and automobile sales and the creation of 195,000 jobs.The U.S. economy grew at a 2.5% annualized rate during the second quarter of 2013.

Markets stabilized in July when investors realized that imminent increases in short-term rates were unlikely, even as the unemployment rate slid to 7.4%.The manufacturing sector expanded rapidly in August, and the unemployment rate dipped to 7.3%. Financial markets rallied in September when the Fed unexpectedly refrained from tapering its bond purchases. Yet, only 146,000 jobs were added even as the unemployment rate fell to 7.2%. U.S. economic activity accelerated to a robust 4.1% annualized rate during the third quarter.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

October saw 204,000 new jobs, but furloughs of workers during a U.S. government shutdown drove the unemployment rate up to 7.3%. November showed a more robust recovery, including 274,000 new jobs and a 7.0% unemployment rate. Manufacturing activity accelerated in December as new orders reached their highest level in four years. The Fed responded to improved economic data by modestly reducing its monthly bond purchases, which helped drive yields of 10-year U.S. Treasury securities above 3% for the first time in two years. However, only 84,000 new jobs were created in December even though the unemployment rate slid to 6.7%.The U.S. economy grew at a 2.6% annualized rate during the fourth quarter.

In January 2014, investors worried that downturns in the emerging markets could dampen the U.S. recovery. However, corporate earnings growth remained strong, and the unemployment rate declined to 6.6% with 144,000 new jobs. The Fed announced an additional reduction in quantitative easing at its January meeting.The U.S. economy appeared to regain strength in February when the manufacturing and service sectors posted gains. Although the unemployment rate ticked upward to 6.7%, 222,000 new jobs were created during the month.

Job creation remained robust in March with the addition of 203,000 positions, but the unemployment rate was unchanged at 6.7%. Manufacturing activity expanded modestly despite a decline in new orders, and the service sector marked its 50th consecutive month of growth. New data also showed an increase in real disposable personal incomes. However, the housing market recovery appeared to moderate, and the U.S. Department of Commerce estimated that U.S. GDP expanded at only a 0.01% rate over the first quarter of the year due to harsh winter weather. Still, the Fed announced an additional reduction in its bond purchases at its March meeting.

Housing starts surged and home sales increased in April, lending credence to expectations of reaccelerating economic growth in the spring. 288,000 new jobs were created during the month, and the unemployment rate fell sharply to 6.3%, but some of the decline was attributed to discouraged job-seekers leaving the workforce.The Fed announced another gradual cutback in quantitative easing in April.

4

Short-Term Rates Likely to Stay Low

Despite turbulence among long-term interest rates over the reporting period, money market yields remained steady near zero percent, and yield differences along the market’s maturity spectrum stayed relatively narrow. In addition, monetary policymakers backed away from previous unemployment and inflation targets in reiterating that they are unlikely to raise short-term interest rates this year, and we continue to expect regulators to issue changes to the rules governing some money market funds over the coming months.

Therefore, as we have for some time, we have maintained the fund’s weighted average maturity in a market-neutral position, and we remain focused on well-established issuers with good liquidity characteristics.

May 15, 2014

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2 Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Prime Money Market Fund from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$.64	$.60	$.64	$.60
Ending value (after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$.65	$.60	$.65	$.60
Ending value (after expenses)	$1,024.15	$1,024.20	$1,024.15	$1,024.20

† Expenses are equal to the fund’s annualized expense ratio of .13% for Class A, .12% for Class B, .13% for Class
C and .12% for Class D, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2014

	Principal
Negotiable Bank Certificates of Deposit—38.8%	Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.21%, 8/5/14	5,000,000		5,000,000
Bank of Nova Scotia (Yankee)
0.28%, 5/1/14	5,000,000	[a]	4,999,880
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.25%, 8/12/14	5,000,000		5,000,000
Citibank N.A. (Yankee)
0.17%, 5/21/14	5,000,000		5,000,000
Credit Industriel et Commercial (Yankee)
0.15%, 5/6/14	8,000,000		8,000,000
Mizuho Bank (Yankee)
0.19%, 6/9/14	7,000,000		7,000,076
Nordea Bank Finland (Yankee)
0.21%, 9/5/14	5,000,000		5,000,000
Norinchukin Bank (Yankee)
0.22%, 5/27/14	6,000,000		6,000,000
Royal Bank of Canada (Yankee)
0.30%, 5/1/14	5,000,000	[a]	5,000,000
State Street Bank and Trust Co.
0.15%, 7/14/14	8,000,000		8,000,000
Wells Fargo Bank, NA
0.27%, 5/1/14	5,000,000	[a]	5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $63,999,956)			63,999,956

Commercial Paper—23.7%
Caisse des Depots et Consignations
0.14%, 7/17/14	8,000,000		7,997,604
Credit Suisse New York
0.18%, 5/5/14	5,000,000		4,999,900
Erste Abwicklungsanstalt
0.20%, 10/6/14	5,000,000		4,995,611
General Electric Capital Corp.
0.19%, 6/9/14	5,000,000		4,998,971
National Australia Funding (DE) Inc.
0.20%, 7/14/14	5,000,000	[b]	4,997,944
Rabobank USA Financial Corp.
0.21%, 10/15/14	6,000,000		5,994,023

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Commercial Paper (continued)	Amount ($)		Value ($)
Sumitomo Mitsui Trust Bank
0.20%, 5/22/14	5,000,000	[b]	4,999,417
Total Commercial Paper
(cost $38,983,470)			38,983,470

Asset-Backed Commercial Paper—12.1%
CHARTA
0.16%, 6/11/14	8,000,000	[b]	7,998,542
Collateralized Commercial Paper Program Co., LLC
0.28%, 5/5/14	5,000,000		4,999,844
Regency Markets No. 1 LLC
0.14%, 5/20/14	7,000,000	[b]	6,999,483
Total Asset-Backed Commercial Paper
(cost $19,997,869)			19,997,869

Time Deposits—6.1%
Credit Agricole (Grand Cayman)
0.08%, 5/1/14	5,000,000		5,000,000
Lloyds Bank (London)
0.06%, 5/1/14	5,000,000		5,000,000
Total Time Deposits
(cost $10,000,000)			10,000,000

Repurchase Agreements—19.4%
ABN AMRO Bank N.V.
0.04%, dated 4/30/14, due 5/1/14 in the
amount of $12,000,013 (fully collateralized by
$4 U.S. Treasury Inflation Protected Securities,
0.13%, due 7/15/22, value $5 and $12,159,261
U.S. Treasury Notes, 0.63%-4.50%,
due 9/30/15-11/15/22, value $12,239,996)	12,000,000		12,000,000
Bank of Nova Scotia
0.05%, dated 4/30/14, due 5/1/14 in the
amount of $10,000,014 (fully collateralized by
$1,781,246 U.S. Treasury Bonds, 2.75%-8.13%,
due 2/15/21-5/15/43, value $1,799,760,
$2,275,805 U.S. Treasury Inflation Protected
Securities, 0.13%-3.88%, due 4/15/18-2/15/42,
value $2,583,330 and $5,688,411 U.S. Treasury
Notes, 0.13%-4.75%, due 12/31/14-8/31/20,
value $5,816,911)	10,000,000		10,000,000

8

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Credit Agricole CIB
0.05%, dated 4/30/14, due 5/1/14 in the
amount of $10,000,014 (fully collateralized by
$394,737 U.S. Treasury Bonds, 9%, due 11/15/18,
value $540,553, $2,995,132 U.S. Treasury
Inflation Protected Securities, 0.13%-3.38%,
due 7/15/14-2/15/42, value $3,985,344 and
$5,655,555 U.S. Treasury Notes, 0.25%-4.25%,
due 6/30/15-5/15/22, value $5,674,103)	10,000,000	10,000,000
Total Repurchase Agreements
(cost $32,000,000)		32,000,000

Total Investments (cost $164,981,295)	100.1%	164,981,295

Liabilities, Less Cash and Receivables	(.1%)	(118,137)

Net Assets	100.0%	164,863,158

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2014, these securities amounted to $24,995,386 or 15.2% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	60.7	Asset-Backed/Banking	3.0
Repurchase Agreements	19.4	Finance	3.0
Asset-Backed/Multi-Seller Programs	9.1
Savings and Loans	4.9		100.1

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
(including Repurchase Agreements of
$32,000,000)—Note 1(b)	164,981,295	164,981,295
Interest receivable		18,429
Due from The Dreyfus Corporation and affiliates—Note 2(d)		16,960
		165,016,684
Liabilities ($):
Due to Citizens—Note 2(d)		47,419
Cash overdraft due to Custodian		106,107
		153,526
Net Assets ($)		164,863,158
Composition of Net Assets ($):
Paid-in capital		164,861,709
Accumulated net realized gain (loss) on investments		1,449
Net Assets ($)		164,863,158

Net Asset Value Per Share
	Class A	Class B	Class C	Class D
Net Assets ($)	43,892,226	76,816,708	23,490,225	20,663,999
Shares Outstanding	43,891,924	76,816,035	23,490,065	20,663,685
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Year Ended April 30, 2014

Investment Income ($):
Interest Income	317,714
Expenses:
Management fee—Note 2(a)	236,888
Administration fee—Note 2(c)	357,538
Distribution fees—Note 2(b)	268,101
Omnibus account services fee—Note 2(d)	236,888
Trustees’ fees—Note 2(a,e)	27,935
Legal fees—Note 2(a)	21,513
Total Expenses	1,148,863
Less—reduction in expenses due to undertaking—Note 2(a)	(781,797)
Less—Trustees’ fees reimbursed by the Manager—Note 2(a,e)	(27,935)
Less—Legal fees reimbursed by the Manager—Note 2(a)	(21,513)
Net Expenses	317,618
Investment Income—Net	96
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	2,499
Net Increase in Net Assets Resulting from Operations	2,595

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2014	2013
Operations ($):
Investment income—net	96	8,891
Net realized gain (loss) on investments	2,499	(1,050)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,595	7,841
Dividends to Shareholders from ($):
Investment income—net:
Class A	(43)	(8,839)
Class B	(32)	(41)
Class C	(9)	(15)
Class D	(12)	(11)
Total Dividends	(96)	(8,906)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	432,356,155	447,010,675
Class B	1,001,160,611	1,118,225,568
Class C	88,934,102	39,826,276
Class D	425,887,559	115,180,779
Dividends reinvested:
Class A	14	3,940
Class B	4	5
Class C	3	4
Class D	12	11
Cost of shares redeemed:
Class A	(450,965,510)	(448,029,774)
Class B	(1,000,365,248)	(1,135,242,481)
Class C	(93,965,286)	(53,390,246)
Class D	(425,038,555)	(124,829,494)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(21,996,139)	(41,244,737)
Total Increase (Decrease) in Net Assets	(21,993,640)	(41,245,802)
Net Assets ($):
Beginning of Period	186,856,798	228,102,600
End of Period	164,863,158	186,856,798
See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended April 30,
Class A Shares	2014		2013		2012		2011	2010
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.001	.002
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.001)	(.002)
Net asset value, end of period	1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b]	.02		.02		.10	.15
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.22		.22		.21		.20	.23
Ratio of net expenses
to average net assets	.14		.19		.15		.20	.23
Ratio of net investment income
to average net assets	.00	[b]	.01		.01		.09	.16
Net Assets, end of period ($ x 1,000)	43,892		62,501		63,516		157,307	217,502

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

			Year Ended April 30,
Class B Shares	2014		2013		2012		2011		2010
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.01		.00	[b]	.03
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.47		.47		.46		.45		.48
Ratio of net expenses
to average net assets	.13		.20		.15		.30		.36
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.04
Net Assets, end of period ($ x 1,000)	76,817		76,020		93,038		112,993		199,808

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

14

			Year Ended April 30,
Class C Shares	2014		2013		2012		2011		2010
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.01		.00	[b]	.00	[b]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72		.72		.71		.70		.73
Ratio of net expenses
to average net assets	.13		.21		.16		.30		.38
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.00	[b]
Net Assets, end of period ($ x 1,000)	23,490		28,521		42,085		51,688		54,842

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

			Year Ended April 30,
Class D Shares	2014		2013		2012		2011		2010
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.01		.00	[b]	.00	[b]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.12		1.12		1.11		1.10		1.13
Ratio of net expenses
to average net assets	.13		.21		.16		.30		.38
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.00	[b]
Net Assets, end of period ($ x 1,000)	20,664		19,815		29,464		42,403		101,207

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

CitizensSelect Prime Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The Company has entered into an Administrative Services Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each class is subject to an Omnibus Account Services Agreement fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active

18

markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	164,981,295
Level 3—Significant Unobservable Inputs	—
Total	164,981,295

† See Statement of Investments for additional detailed categorizations.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act.Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

20

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2014, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2014 and April 30, 2013 were all ordinary income.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, taxes, brokerage fees, Rule 12b-1 Distribution Plan fees, Administrative Services Plan fees, Omnibus Account Services Agreement fees,Trustees’ fees, fees and expenses of independent counsel of the fund and extraor-

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

dinary expenses. In addition, the Manager has agreed to reduce its management fee in an amount equal to the Trustees’ fees and expenses of independent counsel of the fund. During the period ended April 30, 2014, fees reimbursed by the Manager amounted to $49,448.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertakings, amounted to $60,388 for Class A, $275,348 for Class B, $136,962 for Class C and $309,099 for Class D shares during the period ended April 30, 2014.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Distribution Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2014, Class C and Class D shares were charged $60,307 and $207,794, respectively, pursuant to the Distribution Plan.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain

22

distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended April 30, 2014, Class B, Class C and Class D shares were charged $217,310, $60,307 and $79,921, respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of its average daily net assets for the provision of certain services.The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended April 30, 2014, Class A, Class B, Class C and Class D shares were charged $93,873, $86,924, $24,123 and $31,968, respectively, pursuant to the Omnibus Account Services Agreement.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $23,979 and Distribution Plan fees $25,312, which are offset against an expense reimbursement currently in effect in the amount of $66,251.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: Administrative Services Plan fees $28,745 and Omnibus Account Services Agreement fees $18,674.

(e) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 23

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
CitizensSelect Prime Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of CitizensSelect Prime Money Market Fund (one of the series comprising CitizensSelect Funds) as of April 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CitizensSelect Prime Money Market Fund at April 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 26, 2014

24

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby reports 91.17% of ordinary income dividends paid during the fiscal year ended April 30, 2014 as qualifying “interest related dividends”.

The Fund 25

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on August 8, 2013.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Gordon J. Davis†	220,099,861		13,707,909
Whitney I. Gerard†	220,117,771		13,689,999
Nathan Leventhal†	220,111,657		13,696,113
Benaree Pratt Wiley†	220,023,138		13,784,632

† Each of the above Board Members were duly elected by shareholders at the Company’s August 8, 2013 shareholder
meeting.Whitney I. Gerard is an existing Board member previously having been elected by the Company’s Board. In addition, Joseph S. DiMartino continues as a Board Member of the Company.

The Company held a special meeting of shareholders on December 6, 2013. The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Isabel P. Dunst†	267,337,828		3,123,916
Robin A. Melvin†	267,523,876		2,937,868
Roslyn M. Watson†	267,560,047		2,901,697

† Each of the above Board Members were duly elected by shareholders at the Company’s December 6, 2013 shareholder meeting. In addition, Joseph S. DiMartino, Gordon J. Davis,Whitney I. Gerard, Nathan Leventhal and Benaree Pratt
Wiley continue as Board Members of the Company.

26

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on April 24, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended March 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group median and at or below (by one basis point) the Performance Universe median, except for the five- and ten-year periods when the fund’s performance was above the Performance Universe median.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was above the Expense Group median and below the Expense Universe median and the fund’s total expenses were at the Expense Group median and below the Expense Universe median. The Board also considered the current fee waiver arrangement undertaken by Dreyfus.

28

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

30

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 31

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (70)
Chairman of the Board (2002)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 146
———————
Gordon J. Davis (72)
Board Member (2013)†
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 59
———————
Whitney I. Gerard (79)
Board Member (2008)†
Principal Occupation During Past 5Years:
• Partner in the law firm of Chadbourne & Parke LLP (1984-present)
No. of Portfolios for which Board Member Serves: 35
———————
Nathan Leventhal (71)
Board Member (2013)†
Principal Occupation During Past 5Years:
• Chairman of the Avery-Fisher Artist Program (1997-present)
• Commissioner, NYC Planning Commission (2007-2011)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 49

32

Robin A. Melvin (50)
Board Member (2013)†
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances
(1995-2012)
No. of Portfolios for which Board Member Serves: 113
——————
Roslyn M. Watson (64)
Board Member (2013)†
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 64
——————
Benaree Pratt Wiley (67)
Board Member (2013)†
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 66

The Fund 33

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBERS

J. Charles Cardona (58)
Board Member (2014)†
Principal Occupation During Past 5Years:
• President and a Director of the Manager, Executive Vice President of the Distributor, President
of Dreyfus Institutional Services Division (1981-present)
No. of Portfolios for which Board Member Serves: 33
J. Charles Cardona is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with The Dreyfus Corporation.
———————
Isabel P. Dunst (67)
Board Member (2013)†
Principal Occupation During Past 5Years:
• Partner, Hogan Lovells LLP
No. of Portfolios for which Board Member Serves: 33
Isabel P. Dunst is deemed to be an “interested person” (as defined in the Act) of the fund as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.
———————
† Gordon J. Davis,Whitney I. Gerard, Nathan Leventhal and Benaree Pratt Wiley were elected as Board Members of the Company as of August 8, 2013, Robin A. Melvin, Roslyn M.Watson and Isabel P. Dunst were elected as
Board Members of the Company as of December 6, 2013, effective January 1, 2014. J. Charles Cardona was elected as a Board Member of the Company as of February 27, 2014.
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Clifford L.Alexander, Jr., Emeritus Board Member

34

OFFICERS OF THE FUND (Unaudited)

The Fund 35

OFFICERS OF THE FUND (Unaudited) (continued)

36

The Fund 37

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

CitizensSelect Funds

C ITIZENS S ELECT T REASURY
M ONEY M ARKET F UND

ANNUAL REPORT	April 30, 2014

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	UnderstandingYour Fund’s Expenses
6	ComparingYour Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
15	Notes to Financial Statements
22	Report of Independent Registered Public Accounting Firm
23	Important Tax Information
24	Proxy Results
25	Information About the Renewal of the Fund’s Management Agreement
30	Board Members Information
33	Officers of the Fund
FOR MORE INFORMATION
Back Cover

CitizensSelect
Treasury Money Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for CitizensSelect Treasury Money Market Fund, covering the 12-month period from May 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although yields of 10-year U.S.Treasury securities ended 2013 above 3% for the first time in several years as investors anticipated a reduction in the Federal Reserve Board’s (the “Fed”) quantitative easing program, yields subsequently declined due to volatility in overseas markets and renewed economic concerns stemming from harsh winter weather.As a result,Treasury yields ended the reporting period only moderately higher than where they began. However, as they have been for the past several years, short-term interest rates and yields of money market instruments remained anchored near historical lows by an unchanged overnight federal funds rate.

The Fed’s new chairperson has reiterated that short-term rates are likely to remain near current levels for some time to come. In this environment, we believe that the domestic economy will continue to strengthen, which could push long-term interest rates higher. We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2013, through April 30, 2014, as provided by James O’Connor, Portfolio Manager

Dear Shareholder:

This annual report for CitizensSelect Treasury Money Market Fund covers the period ended April 30, 2014. During the reporting period, the fund’s Class A shares produced a yield of 0.00%, Class B shares produced a yield of 0.00%, Class C shares produced a yield of 0.00%, and Class D shares produced a yield of 0.00%.Taking into account the effects of compounding, the fund’s Class A, Class B, Class C, and Class D shares produced effective yields of 0.00%, 0.00%, 0.00%, and 0.00%, respectively.1,2

Despite volatility among long-term interest rates in a recovering U.S. economy, yields of short-term U.S. Treasury obligations remained anchored near historical lows by an unchanged overnight federal funds rate between 0% and 0.25%.

U.S. Economic Recovery Gained Traction

The U.S. economic recovery gained momentum during the spring of 2013 as housing markets rebounded and the unemployment rate fell to 7.5%, a multi-year low. In May, the Federal Reserve Board (the “Fed”) reacted to stronger economic data by signaling that it would begin to curtail its quantitative easing program sooner than expected. Despite subsequent releases of data showing reduced manufacturing activity and an increase in the unemployment rate to 7.6%, investors responded to the policy shift by driving long-term interest rates higher.Their reaction appeared to be justified in June amid robust increases in home and automobile sales and the creation of 195,000 jobs. The U.S. economy grew at a 2.5% annualized rate during the second quarter of 2013.

Markets stabilized in July when investors realized that imminent increases in short-term rates were unlikely, even as the unemployment rate slid to 7.4%.The manufacturing sector expanded rapidly in August, and the unemployment rate dipped to 7.3%. Financial markets rallied in September when the Fed unexpectedly refrained from tapering its bond purchases.Yet, only 146,000 jobs were added while the unemployment rate fell to 7.2%. U.S. economic activity accelerated to a robust 4.1% annualized rate during the third quarter.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

October saw 204,000 new jobs, but furloughs of workers during a U.S. government shutdown drove the unemployment rate up to 7.3%. November showed a more robust recovery, including 274,000 new jobs and a 7.0% unemployment rate. Manufacturing activity accelerated in December as new orders reached their highest level in four years. The Fed responded to improved economic data by modestly reducing its monthly bond purchases, which helped drive yields of 10-year U.S. Treasury bills above 3% for the first time in two years. However, only 84,000 new jobs were created in December even though the unemployment rate slid to 6.7%. The U.S. economy grew at a 2.6% annualized rate during the fourth quarter.

In January 2014, investors worried that economic downturns in the emerging markets could dampen the U.S. recovery. However, corporate earnings growth remained strong, and the unemployment rate declined to 6.6% with 144,000 new jobs.The Fed announced an additional reduction in quantitative easing at its January meeting. The U.S. economy appeared to regain strength in February when the manufacturing and service sectors posted gains. Although the unemployment rate ticked upward to 6.7%, 222,000 new jobs were created during the month.

Job creation remained robust in March with the addition of 203,000 positions, but the unemployment rate was unchanged at 6.7%. Manufacturing activity expanded modestly despite a decline in new orders, and the service sector marked its 50th consecutive month of growth. New data also showed an increase in real disposable personal incomes. However, the housing market recovery appeared to moderate, and the U.S. Department of Commerce estimates that U.S. GDP expanded at only a 0.01% rate over the first quarter of the year due to harsh winter weather. Still, the Fed announced an additional reduction in its bond purchases at its March meeting.

Housing starts surged and home sales increased in April, lending credence to expectations of reaccelerating economic growth in the spring. 288,000 new jobs were created during the month, and the unemployment rate fell sharply to 6.3%, but some of the decline in unemployment was attributed to discouraged job-seekers leaving the workforce.The Fed announced another gradual cutback in quantitative easing in April.

4

Short-Term Rates Likely to Stay Low

Despite turbulence among long-term interest rates over the reporting period, yields of U.S.Treasury bills remained steady near zero percent, and yield differences along the market’s maturity spectrum stayed relatively narrow. In addition, monetary policy-makers backed away from previous unemployment and inflation targets in reiterating that they are unlikely to raise short-term interest rates this year, and we continue to expect regulators to issue changes to the rules governing some money market funds over the coming months.Therefore, as we have for some time, we have maintained the fund’s weighted average maturity in a market-neutral position.

May 15, 2014

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2 Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Treasury Money Market Fund from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$.15	$.15	$.15	$.20
Ending value (after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$.15	$.15	$.15	$.20
Ending value (after expenses)	$1,024.65	$1,024.65	$1,024.65	$1,024.60

† Expenses are equal to the fund’s annualized expense ratio of .03% for Class A, .03% for Class B, .03% for Class
C and .04% for Class D, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2014

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—78.8%	Purchase (%)	Amount ($)	Value ($)
5/1/14	0.02	52,000,000	52,000,000
5/8/14	0.04	52,000,000	51,999,584
5/15/14	0.02	3,000,000	2,999,977
5/22/14	0.07	28,000,000	27,998,931
5/29/14	0.04	25,000,000	24,999,222
6/12/14	0.02	1,000,000	999,977
6/26/14	0.04	29,000,000	28,998,421
7/10/14	0.03	44,000,000	43,997,822
7/24/14	0.06	4,000,000	3,999,440
7/31/14	0.02	25,000,000	24,998,736
10/2/14	0.05	25,000,000	24,995,187
Total U.S. Treasury Bills
(cost $287,987,297)			287,987,297

U.S. Treasury Notes—27.6%
5/15/14	0.03	48,000,000	48,018,001
5/15/14	0.03	12,000,000	12,021,901
5/31/14	0.09	12,000,000	12,022,482
6/15/14	0.03	29,000,000	29,025,852
Total U.S. Treasury Notes
(cost $101,088,236)			101,088,236
Total Investments (cost $389,075,533)		106.4%	389,075,533
Liabilities, Less Cash and Receivables		(6.4%)	(23,394,874)
Net Assets		100.0%	365,680,659

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Treasury Bills	78.8	U.S. Treasury Notes	27.6
			106.4
† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	389,075,533	389,075,533
Cash		951,353
Interest receivable		677,714
Due from The Dreyfus Corporation and affiliates—Note 2(d)		29,347
		390,733,947
Liabilities ($):
Due to Citizens—Note 2(d)		54,552
Payable for investment securities purchased		24,998,736
		25,053,288
Net Assets ($)		365,680,659
Composition of Net Assets ($):
Paid-in capital		365,682,719
Accumulated net realized gain (loss) on investments		(2,060)
Net Assets ($)		365,680,659

Net Asset Value Per Share
	Class A	Class B	Class C	Class D
Net Assets ($)	243,683,046	112,569,707	9,017,283	410,623
Shares Outstanding	243,684,235	112,570,712	9,017,127	410,645
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS

Year Ended April 30, 2014

Investment Income ($):
Interest Income	149,965
Expenses:
Management fee—Note 2(a)	375,371
Administrative service fees—Note 2(c)	404,825
Omnibus account services fee—Note 2(d)	375,371
Trustees’ fees—Note 2(a,e)	58,513
Legal fees—Note 2(a)	42,143
Distribution fees—Note 2(b)	26,183
Total Expenses	1,282,406
Less—reduction in expenses due to undertaking—Note 2(a)	(1,031,918)
Less—Trustees’ fees reimbursed by the Manager—Note 2(a,e)	(58,513)
Less—Legal fees reimbursed by the Manager—Note 2(a)	(42,143)
Net Expenses	149,832
Investment Income—Net	133
Realized Gain (Loss) on Investments—Note 1(b) ($)	(2,060)
Net (Decrease) in Net Assets Resulting from Operations	(1,927)

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2014	2013
Operations ($):
Investment income—net	133	147
Net realized gain (loss) on investments	(2,060)	2,204
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,927)	2,351
Dividends to Shareholders from ($):
Investment income—net:
Class A	(693)	(79)
Class B	(614)	(63)
Class C	(23)	(4)
Class D	(1)	(1)
Total Dividends	(1,331)	(147)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	725,466,031	515,198,431
Class B	206,630,333	347,942,842
Class C	30,092,643	20,842,083
Class D	912,945	11,959,903
Dividends reinvested:
Class A	8	1
Class B	49	5
Class C	4	—
Class D	1	—
Cost of shares redeemed:
Class A	(693,855,091)	(542,365,440)
Class B	(271,472,686)	(378,865,508)
Class C	(27,568,861)	(32,263,229)
Class D	(959,209)	(22,176,248)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(30,753,833)	(79,727,160)
Total Increase (Decrease) in Net Assets	(30,757,091)	(79,724,956)
Net Assets ($):
Beginning of Period	396,437,750	476,162,706
End of Period	365,680,659	396,437,750

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended April 30,
Class A Shares	2014		2013		2012		2011		2010
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.01
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.23		.22		.22		.20		.20
Ratio of net expenses
to average net assets	.04		.09		.04		.14		.15
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.01
Net Assets, end of period ($ x 1,000)	243,683		212,074		239,240		233,640		273,891

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

			Year Ended April 30,
Class B Shares	2014		2013		2012		2011		2010
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.00	[b]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.48		.47		.47		.45		.45
Ratio of net expenses
to average net assets	.04		.09		.04		.14		.16
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.00	[b]
Net Assets, end of period ($ x 1,000)	112,570		177,413		208,335		231,178		182,139

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

12

			Year Ended April 30,
Class C Shares	2014		2013		2012		2011		2010
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.00	[b]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73		.72		.72		.70		.70
Ratio of net expenses
to average net assets	.03		.09		.04		.14		.15
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.00	[b]
Net Assets, end of period ($ x 1,000)	9,017		6,494		17,915		31,086		56,366

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

			Year Ended April 30,
Class D Shares	2014		2013		2012		2011		2010
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.00	[b]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.13		1.12		1.12		1.10		1.10
Ratio of net expenses
to average net assets	.04		.08		.05		.15		.12
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.00	[b]
Net Assets, end of period ($ x 1,000)	411		457		10,673		2,048		6,591

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

CitizensSelect Treasury Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The Company has entered into an Administrative Services Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each class is subject to an Omnibus Account Services Agreement fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active

16

markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	389,075,533
Level 3—Significant Unobservable Inputs	—
Total	389,075,533

† See Statement of Investments for additional detailed categorizations.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2014, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

18

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2014. The fund has $2,060 of post-enactment short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2014 and April 30, 2013 were all ordinary income.

During the period ended April 30, 2014, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $1,198 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee,

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

taxes, brokerage fees, Rule 12b-1 Distribution Plan fees,Administrative Services Plan fees, Omnibus Account Services Agreement fees,Trustees’ fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, the Manager has agreed to reduce its management fee in an amount equal to the Trustees’ fees and expenses of independent counsel of the fund. During the period ended April 30, 2014, fees reimbursed by the Manager amounted to $100,656.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time.The reduction in expenses, pursuant to the undertakings, amounted to $342,518 for Class A, $622,507 for Class B, $61,922 for Class C and $4,971 for Class D shares during the period ended April 30, 2014.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Distribution Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2014, Class C and Class D shares were charged $23,140 and $3,043, respectively, pursuant to the Distribution Plan.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to

20

shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended April 30, 2014, Class B, Class C and Class D shares were charged $380,516, $23,139 and $1,170, respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of its average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended April 30, 2014, Class A, Class B, Class C and Class D shares were charged $213,347, $152,303, $9,253 and $468, respectively, pursuant to the Omnibus Account Services Agreement.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $43,582 and Distribution Plan fees $2,185, which are offset against an expense reimbursement currently in effect in the amount of $75,114.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: Administrative Services Plan fees $25,115 and Omnibus Account Services Agreement fees $29,437.

(e) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 21

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
CitizensSelect Treasury Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of CitizensSelectTreasury Money Market Fund (one of the series comprising CitizensSelect Funds) as of April 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CitizensSelectTreasury Money Market Fund at April 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 26, 2014

22

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby reports 100% of ordinary income dividends paid during the fiscal year ended April 30, 2014 as qualifying “interest related dividends.” Also for state individual income tax purposes, the fund hereby reports 100% of the ordinary income dividends paid during its fiscal year ended April 30, 2014 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California, Connecticut and the District of Columbia.

The Fund 23

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on August 8, 2013.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Gordon J. Davis†	220,099,861		13,707,909
Whitney I. Gerard†	220,117,771		13,689,999
Nathan Leventhal†	220,111,657		13,696,113
Benaree Pratt Wiley†	220,023,138		13,784,632

† Each of the above Board Members were duly elected by shareholders at the Company’s August 8, 2013 shareholder
meeting.Whitney I. Gerard is an existing Board member previously having been elected by the Company’s Board. In addition, Joseph S. DiMartino continues as a Board Member of the Company.

The Company held a special meeting of shareholders on December 6, 2013. The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Isabel P. Dunst†	267,337,828		3,123,916
Robin A. Melvin†	267,523,876		2,937,868
Roslyn M. Watson†	267,560,047		2,901,697

†	Each of the above Board Members were duly elected by shareholders at the Company’s December 6, 2013 shareholder meeting. In addition, Joseph S. DiMartino, Gordon J. Davis,Whitney I. Gerard, Nathan Leventhal and Benaree Pratt
Wiley continue as Board Members of the Company.

24

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on April 24, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund 25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended March 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or below (by one basis point) the Performance Group and Performance Universe medians for the various periods, except for the ten-year period when the fund’s performance was above the Performance Group and Performance Universe medians.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee (which was zero) and total expenses were below the Expense Group and Expense Universe medians.The Board also considered the current fee waiver arrangement undertaken by Dreyfus.

26

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of

The Fund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

28

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 29

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (70)
Chairman of the Board (2002)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 146
———————
Gordon J. Davis (72)
Board Member (2013)†
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 59
———————
Whitney I. Gerard (79)
Board Member (2008)†
Principal Occupation During Past 5Years:
• Partner in the law firm of Chadbourne & Parke LLP (1984-present)
No. of Portfolios for which Board Member Serves: 35
———————
Nathan Leventhal (71)
Board Member (2013)†
Principal Occupation During Past 5Years:
• Chairman of the Avery-Fisher Artist Program (1997-present)
• Commissioner, NYC Planning Commission (2007-2011)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 49

30

Robin A. Melvin (50)
Board Member (2013)†
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-
serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 113
———————
Roslyn M. Watson (64)
Board Member (2013)†
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 64
———————
Benaree Pratt Wiley (67)
Board Member (2013)†
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 66

The Fund 31

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBERS

J. Charles Cardona (58)
Board Member (2014)†
Principal Occupation During Past 5Years:
• President and a Director of the Manager, Executive Vice President of the Distributor, President
of Dreyfus Institutional Services Division (1981-present)
No. of Portfolios for which Board Member Serves: 33
J. Charles Cardona is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with The Dreyfus Corporation.
———————
Isabel P. Dunst (67)
Board Member (2013)†
Principal Occupation During Past 5Years:
• Partner, Hogan Lovells LLP
No. of Portfolios for which Board Member Serves: 33
Isabel P. Dunst is deemed to be an “interested person” (as defined in the Act) of the fund as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.
———————
† Gordon J. Davis,Whitney I. Gerard, Nathan Leventhal and Benaree Pratt Wiley were elected as Board Members of the Company as of August 8, 2013, Robin A. Melvin, Roslyn M.Watson and Isabel P. Dunst were elected as
Board Members of the Company as of December 6, 2013, effective January 1, 2014. J. Charles Cardona was elected as a Board Member of the Company as of February 27, 2014.
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Clifford L.Alexander, Jr., Emeritus Board Member

32

OFFICERS OF THE FUND (Unaudited)

The Fund 33

OFFICERS OF THE FUND (Unaudited) (continued)

34

The Fund 35

NOTES

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $    63,188 in 2013 and $64,452 in 2014.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $12,000       in 2013 and $12,240 in 2014. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $6,586  in 2013 and $7,359 in 2014. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2013 and $211 in 2014. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $200,000 in 2013 and $0 in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $46,010,490 in 2013 and $43,744,573 in 2014.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 25, 2014

By: /s/ James Windels
James Windels, Treasurer
Date:	June 25, 2014

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)